Leases - Summary of Future Lease Payments under Lease Liabilities (Details) - Dec. 31, 2025 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Lessee Disclosure [Abstract]
Operating Lease, 2026	¥ 85,987	$ 12,296
Operating Lease, 2027	78,632	11,244
Operating Lease, 2028	74,696	10,681
Operating Lease, 2029	63,633	9,099
Operating Lease, 2030	63,326	9,055
Operating Lease, Thereafter	130,728	18,694
Operating Lease, Total future lease payments	497,002	71,069
Operating Lease, Less: Imputed interest	(72,572)	(10,376)
Operating Lease, Total lease liability balance	¥ 424,430	$ 60,693